Schedule - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Accounts Receivable Allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 32,638		$ 19,801		$ 16,627
Charged to costs and expenses	14,363		23,698		6,876
Charged to other accounts	(82)		(396)		(937)
Deductions	(20,750)	[1]	(10,465)	[2]	(2,765)	[3]
Ending Balance	26,169		32,638		19,801
Valuation Allowances on Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	61,513		66,165		56,868
Charged to costs and expenses	2,861		10,668		7,144
Charged to other accounts	1,699	[4]	0		7,449	[4]
Deductions	(2,860)	[5]	(15,320)	[6]	(5,296)	[7]
Ending Balance	$ 63,213		$ 61,513		$ 66,165

[1]	$13,117 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
[2]	$4,930 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
[3]	$2,126 of accounts receivable allowances were written off against the related accounts receivables, and the remaining deductions in the accounts receivable allowances were released to earnings.
[4]	Includes valuation allowances on deferred tax assets incurred in connection with an acquisition.
[5]	$1,703 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
[6]	$6,034 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.
[7]	$1,176 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.